STOCKHOLDERS' EQUITY (Details Textual) - USD ($)																		1 Months Ended																																	2 Months Ended	3 Months Ended		4 Months Ended	6 Months Ended		12 Months Ended
	Jan. 01, 2019	Dec. 01, 2018	Aug. 06, 2018	Apr. 12, 2018	Mar. 09, 2018	Aug. 10, 2017	Jul. 10, 2017	May 02, 2017	Mar. 10, 2017	Dec. 07, 2016	Oct. 15, 2016	Jul. 15, 2016	May 12, 2016	Jan. 15, 2016	Jan. 04, 2016	Oct. 09, 2015	Jan. 15, 2015	Aug. 23, 2018	Aug. 01, 2018	Aug. 01, 2018	Jun. 30, 2018	May 31, 2018	May 16, 2018	Apr. 30, 2018	Apr. 17, 2018	Mar. 27, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Oct. 11, 2017	Jun. 22, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 23, 2017	Jan. 31, 2017	Jan. 17, 2017	Dec. 31, 2016	Dec. 02, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 15, 2016	May 31, 2016	Apr. 30, 2016	Apr. 18, 2016	Apr. 15, 2016	Apr. 24, 2015	Nov. 30, 2015	Jun. 30, 2018	Jun. 30, 2017	Mar. 31, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Apr. 11, 2017
Class of Stock [Line Items]
Common Stock, Shares, Issued																					6,487,779						6,466,564											4,460,481														6,487,779			6,487,779		6,466,564	4,460,481
Common Stock, Shares, Outstanding																					6,487,779						6,466,564											4,460,481														6,487,779			6,487,779		6,466,564	4,460,481
Granted (in shares)					60,390		50,000							220,000			260,000					7,050																	55,648																298,914
Class of Warrant or Right, Exercise Price of Warrants or Rights																$ 2.50											$ 6.25	$ 1.75	$ 2.50				$ 2.50			$ 6.25		$ 6.25								$ 6.25	$ 0.025				$ 2.50						$ 6.25	$ 6.25
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price					$ 6.45									$ 0.95																									$ 3.025
Preferred Stock, Par or Stated Value Per Share																					$ 0.00001						$ 0.00001											$ 0.00001														$ 0.00001			$ 0.00001		$ 0.00001	$ 0.00001
Expected term																																																							29 days
Expected volatility (as a percent)																																																							162.35%
Risk-free interest rate (as a percent)																																																							1.68%
Expected dividend yield (as a percent)																																																							0.00%		0.00%
Allocated Share-based Compensation Expense																																																									$ 102,083
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights		The options are exercisable at $6.45 for five years with (i) 38,394 options vesting 50% at the first day of each month beginning January 1, 2018 through December 1, 2018, 25% vesting at the first day of each month from January 1, 2019 through December 1, 2019 and 25% vesting at the first day of each month beginning January 1, 2020 through December 1, 2020; (ii) 13,100 options vesting 50% on January 1, 2018, 50% vesting at each month beginning on January 1, 2019 for 24 months; and (iii) 10,000 options fully vesting on January 1, 2018. The exercise price was determined using the 10-day average closing price beginning with the closing price on January 9, 2018.			The options are exercisable at $6.45 per share for five years with (i) 37,890 options vesting 50% at the first day of each month beginning January 1, 2018 through December 1, 2018, 25% vesting at the first day of each month from January 1, 2019 through December 1, 2019 and 25% vesting at the first day of each month beginning January 1, 2020 through December 1, 2020; (ii) 12,500 options vesting 50% on January 1, 2018, 50% vesting at each month beginning on January 1, 2019 for 24 months; and (iii) 10,000 options fully vesting on January 1, 2018. The exercise price was determined using the 10-day average closing price beginning with the closing price on January 9, 2018.		40,000 options vested immediately and 10,000 options vest 50% after approximately nine months, with an additional 4.17% vesting every month thereafter.															The options are exercisable at $5.30 per share for five years with 50% of options vesting upon one year employee anniversary and 50% vesting at a rate of 1/24 per month thereafter.
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period																																																									106,235	0
Restricted Stock or Unit Expense																																																				$ 83,363	$ 87,500		$ 304,227	$ 87,500	$ 418,832	$ 0
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Share-based Awards Other than Options																					$ 96,200						$ 178,115																									$ 96,200			$ 96,200		$ 178,115
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grant Date Fair Value																										$ 38,334
Adjustments to Additional Paid in Capital, Stock Split																			$ 1,795
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																1,000,000								127,525				325,000										11,680																				11,680	20,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures																					2,169
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period																					8,667
Stock Issued During Period Shares Conversion Of Preferred Stock																													128,161
Conversion of Stock, Shares Converted																			186,994,384										50,000
Share Based Compensation Arrangement By Share Based Payment Award Options Grants In Period Grant Date Fair Value				$ 29,694																		$ 33,130																$ 150,500	$ 150,875																			$ 150,500
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value				$ 6,000
Stock Issued During Period Shares For Exercise Of Warrants On Cahsless Basis																								5,842
Stockholders' Equity Note, Stock Split																			1 share for every 25 shares
Common Stock, Shares Authorized																					50,000,000						50,000,000											50,000,000														50,000,000			50,000,000		50,000,000	50,000,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price				$ 6.20			$ 4.15
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares				2,000																																																			1,000		220,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number																											1,003,836											1,029,262																			1,003,836	1,029,262
Preferred Stock, Shares Issued																											110,000											160,000																			110,000	160,000
Conversion of Stock, Shares Issued																			7,479,775
Stock Issued During Period, Shares, Issued for Services																																21,132	1,667	1,666	1,667	1,667		1,666		1,667	1,667	1,667	1,667	5,000			3,333
Debt Conversion, Converted Instrument, Shares Issued																											453,869	61,212																				100,274
Stock Issued During Period, Value, Issued for Services																																	$ 7,126	$ 5,917	$ 5,333	$ 6,625		$ 5,709		$ 4,917	$ 5,208	$ 6,292	$ 6,208	$ 20,666			$ 14,292										$ 25,001	$ 63,292
Stock Issued During Period, Shares, Conversion of Convertible Securities																												31,450																			513,392
Stock Issued During Period, Value, Conversion of Convertible Securities																																															$ 1,025,000										865,336	$ 1,078,123
Interest Payable																																															$ 53,123
Stock Issued During Period, Shares, New Issues																													428,571							14,286		157,142								468,572												104,286
Stock Issued During Period Value Warrants Exercised																71,680													1,500,000				20,000			1,600		17,600								52,480												17,600
Proceeds from Issuance of Warrants																																						$ 550,000								$ 1,579,082											$ 210,000	$ 0
Payments of Stock Issuance Costs																																														$ 63,292
StockI ssued During Period Shares Warrants Exercised																												90,000								1,600																					30,000
Proceeds from Issuance of Private Placement																																				$ 50,000
Warrant Exercise Shares Issued																											734,133					40,000
Common Stock, Par or Stated Value Per Share																					$ 0.00001						$ 0.00001		$ 3.50									$ 0.00001														$ 0.00001			$ 0.00001		$ 0.00001	$ 0.00001
Proceeds from Warrant Exercises																											$ 52,500	$ 157,500																													$ 210,000
Debt Conversion, Converted Instrument, Amount																																																									$ 865,336	$ 1,078,123
Stock Issued During Period Shares For Exchange Of Exercise Of Warrants On Cahsless Basis																												43,157
Class of Warrant or Right, Outstanding																												80,000										734,132									734,132											734,132
Stock Issued During Period Shares Common Stock In Exchange For Warrants																											729,028
Share Price								$ 5.00		$ 3.025																	$ 3.8725											$ 4.375																			$ 3.8725	$ 4.375
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage																																																									100.00%
Prior Year Restricted Stock Expenses																																																									$ 14,583
Current Year Restricted Stock Expenses																																																									404,249
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value						$ 107,250
Share-based Compensation Arrangement by Share-based Payment Award Accelerated Compensation Cost																																																									7,782
Share-based Compensation Arrangement by Share-based Payment Award, Plan Modification, Incremental Compensation Cost																																																									268,300
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value																																																									$ 268,300
Debt Instrument, Convertible, If-converted Value in Excess of Principal																																															$ 1,541,678											$ 1,541,678
Warrants and Rights Outstanding																																						$ 3,205,959																				3,205,959
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period																5 years																																			5 years						5 years
Stock Issued During Period, Shares, Restricted Stock Award, Gross																																			16,092
Accrued Salaries, Current																																						$ 72,917																				$ 72,917
Salary and Wage, Excluding Cost of Good and Service Sold																																																									$ 87,500
Measurement Input, Risk Free Interest Rate [Member]
Class of Stock [Line Items]
Fair Value Assumption Risk Free Interest Rate								1.45%																																																		1.24%
Measurement Input, Price Volatility [Member]
Class of Stock [Line Items]
Fair Value Assumption Weighted Average Volatility Rate								171.00%																																																	163.90%	178.00%
Subsequent Event [Member]
Class of Stock [Line Items]
Granted (in shares)					61,494
Class of Warrant or Right, Exercise Price of Warrants or Rights																		$ 6.25
Adjustments to Additional Paid in Capital, Stock Split																				$ 1,795
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																		85,719
Conversion of Stock, Shares Converted																			186,994,384	186,994,384
Stockholders' Equity Note, Stock Split																			1 share for every 25 shares
Common Stock, Shares Authorized																			50,000,000	50,000,000
Conversion of Stock, Shares Issued																			7,479,775
Stock Issued During Period, Shares, New Issues			992,000															8,000
Payments of Stock Issuance Costs			$ 652,365															$ 2,000
Subsequent Event [Member] | Previously Reported [Member]
Class of Stock [Line Items]
Common Stock, Shares Authorized																			250,000,000	250,000,000
Convertible Notes Payable [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price																												$ 2.50
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																													325,000
Debt Conversion, Converted Instrument, Amount																											$ 762,500	$ 102,836
Class of Warrant or Right, Outstanding																																						1,664,281																				1,664,281
Warrants Issued During Period Issued For Services																												325,000
Share-based Compensation Award, Tranche One [Member]
Class of Stock [Line Items]
Granted (in shares)		38,394
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage																																					50.00%		50.00%
Share-based Compensation Award, Tranche Two [Member]
Class of Stock [Line Items]
Granted (in shares)	13,100
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage																																					2.08%		25.00%
Share-based Compensation Award, Tranche Three [Member]
Class of Stock [Line Items]
Granted (in shares)	10,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage																																							25.00%
Employee Stock Option [Member]
Class of Stock [Line Items]
Expected volatility (as a percent)																																																									169.46%
Risk-free interest rate (as a percent)																																																									1.42%
Expected dividend yield (as a percent)																																																							0.00%
Allocated Share-based Compensation Expense																																																				$ 78,152	257,619		$ 223,198	425,033	$ 1,236,863	$ 864,024
Deferred Compensation Liability, Current and Noncurrent																					$ 248,727						111,996																									248,727			248,727		$ 111,996
Blackscholes Option Pricing Model [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period																																																										5 years
Accredited Investors [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights																																				$ 3.00
Class Of Warrant Or Right Grant Date Fair Value																																				$ 29,433
Warrant [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights																$ 6.25													$ 4.475				$ 2.50			$ 0.25		$ 6.25								$ 6.25												$ 6.25
Expected term																																																									3 years
Expected volatility (as a percent)																																																									175.64%
Risk-free interest rate (as a percent)																																																									1.48%
Expected dividend yield (as a percent)																																																									0.00%	0.00%
Allocated Share-based Compensation Expense																																																				$ 109,207	14,733		$ 110,600	$ 58,783	$ 109,509	$ 221,621
Deferred Compensation Liability, Current and Noncurrent																											$ 1,393																														$ 1,393
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period																																																							127,525		366,600	867,251
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																																						63,039																				63,039
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value																							$ 6.25						$ 33,785																										$ 6.25		$ 2.50	$ 0.75
Share Based Compensation Arrangement By Share Based Payment Award Equity Instrument Other Than OptionsGrants In Period Grant Date Fair Value																							$ 109,207
Stock Issued During Period Value Warrants Exercised								40,000																																						52,480
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Minimum																																																										166.74%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Maximum																																																										178.98%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Minimum																																																										0.71%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Maximum																																																										1.08%
ClassOfWarrantOrRightIssued																																																										59,705
Warrants Issued During Period Issued For Services																													10,000
Restricted Stock Units (RSUs) [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights																										20,000 of such RSUs began vesting May 1, 2018, and will vest each calendar month at a rate of 1,667 RSUs per month, whereby the RSUs would vest provided that services are not terminated by the Company or the grantee.
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period						10,000				10,000															127,525																									6,000					38,334			50,104
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period																										18,333																													151,408		76,739
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grant Date Fair Value																										$ 247,250
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value						$ 53,000
Share-based Compensation Arrangement by Share-based Payment Award, Plan Modification, Incremental Compensation Cost						$ 41,250																																																			$ 26,515
Stock Issued During Period, Shares, Restricted Stock Award, Gross																															10,543				16,092
Stock Issued During Period, Value, Restricted Stock Award, Gross																																		$ 66,379																			$ 43,486	$ 66,379
Performance Options [Member]
Class of Stock [Line Items]
Expected term														5 years
Expected volatility (as a percent)														162.00%
Risk-free interest rate (as a percent)														1.46%
Expected dividend yield (as a percent)														0.00%
Non Performance Options [Member]
Class of Stock [Line Items]
Expected term																																																										1 year 6 months
Options Granted On April 2016 [Member]
Class of Stock [Line Items]
Granted (in shares)																																																	1,989
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date																																																	Apr. 15, 2019
Options Granted On July 2016 [Member]
Class of Stock [Line Items]
Granted (in shares)												2,255
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price												$ 3.90
Share Based Compensation Arrangement By Share Based Payment Award Options Grants In Period Grant Date Fair Value												$ 6,250																																					$ 6,250
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date												Jul. 15, 2019
OptionsGrantedOnMay2016One [Member]
Class of Stock [Line Items]
Granted (in shares)													4,000
Class of Warrant or Right, Exercise Price of Warrants or Rights													$ 4.425
Share Based Compensation Arrangement By Share Based Payment Award Options Grants In Period Grant Date Fair Value													$ 16,694
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date													May 12, 2021
OptionsGrantedOnMay2016One [Member] | Share-based Compensation Award, Tranche One [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage													50.00%
OptionsGrantedOnMay2016One [Member] | Share-based Compensation Award, Tranche Two [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage													4.17%
Options Granted On May 2016 Two [Member]
Class of Stock [Line Items]
Granted (in shares)													136,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price													$ 4.425
Share Based Compensation Arrangement By Share Based Payment Award Options Grants In Period Grant Date Fair Value													$ 559,603
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date													May 12, 2021
Options Granted On May 2016 Two [Member] | Share-based Compensation Award, Tranche One [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage													50.00%
Options Granted On May 2016 Two [Member] | Share-based Compensation Award, Tranche Two [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage													50.00%
Options Granted On June 2016 [Member]
Class of Stock [Line Items]
Granted (in shares)																																													12,000
Share Based Compensation Arrangement By Share Based Payment Award Options Grants In Period Grant Date Fair Value																																													$ 40,723
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date																																													Jun. 15, 2021
Options Granted On June 2016 [Member] | Share-based Compensation Award, Tranche One [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage																																													50.00%
Options Granted On October 2016 [Member]
Class of Stock [Line Items]
Granted (in shares)											2,464
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price											$ 3,025
Share Based Compensation Arrangement By Share Based Payment Award Options Grants In Period Grant Date Fair Value											$ 5,209
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date											Oct. 15, 2019
Options Granted On January 2017 [Member]
Class of Stock [Line Items]
Granted (in shares)																																					4,000
Class of Warrant or Right, Exercise Price of Warrants or Rights																																					$ 3.975
Share Based Compensation Arrangement By Share Based Payment Award Options Grants In Period Grant Date Fair Value																																					$ 11,119
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date																																					Jan. 17, 2022
Options Granted On March 2017 [Member]
Class of Stock [Line Items]
Granted (in shares)									4,000
Class of Warrant or Right, Exercise Price of Warrants or Rights									$ 3.625
Share Based Compensation Arrangement By Share Based Payment Award Options Grants In Period Grant Date Fair Value									$ 12,541
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date									Mar. 10, 2022
Options Granted On March 2017 [Member] | Share-based Compensation Award, Tranche One [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage									50.00%
Options Granted On March 2017 [Member] | Share-based Compensation Award, Tranche Two [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage									2.08%
Performance Shares [Member]
Class of Stock [Line Items]
Expected term																																																									1 year 6 months 7 days
Expected volatility (as a percent)																																																									163.87%
Risk-free interest rate (as a percent)																																																									1.76%
Expected dividend yield (as a percent)																																																									0.00%
Reversal Of Share Based Compensation Expense																																																									$ 58,830
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value																																																									$ 737,825
Ernest Purcell [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value						$ 16,600
Maximum
Class of Stock [Line Items]
Risk-free interest rate (as a percent)																												2.01%		1.99%
Share Price																											$ 4.875	$ 3.8725																							$ 4.675						$ 4.875
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period																																																									4 years 11 days
Maximum | Measurement Input, Risk Free Interest Rate [Member]
Class of Stock [Line Items]
Fair Value Assumption Risk Free Interest Rate																												1.99%																							1.79%						2.20%
Maximum | Employee Stock Option [Member]
Class of Stock [Line Items]
Expected term																																																							3 years 6 months		3 years 6 months
Expected volatility (as a percent)																																																							163.85%		175.56%
Risk-free interest rate (as a percent)																																																							2.65%		1.66%
Maximum | Warrant [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights																																						$ 4.475																				$ 4.475
Expected term																																																										2 years 6 months
Maximum | Warrant [Member] | Measurement Input, Risk Free Interest Rate [Member]
Class of Stock [Line Items]
Fair Value Assumption Risk Free Interest Rate																																																									1.87%
Maximum | Warrant [Member] | Measurement Input, Price Volatility [Member]
Class of Stock [Line Items]
Fair Value Assumption Weighted Average Volatility Rate																																																									178.00%
Maximum | Non Performance Options [Member]
Class of Stock [Line Items]
Expected term																																																										3 years 6 months
Expected volatility (as a percent)																																																										176.77%
Risk-free interest rate (as a percent)																																																										1.73%
Minimum
Class of Stock [Line Items]
Risk-free interest rate (as a percent)																												1.83%		1.60%
Share Price																											$ 3.80	$ 3.475																							$ 0.775						$ 3.80
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period																																																									2 years 9 months 7 days
Minimum | Measurement Input, Risk Free Interest Rate [Member]
Class of Stock [Line Items]
Fair Value Assumption Risk Free Interest Rate																												1.60%																							1.14%						1.98%
Minimum | Measurement Input, Price Volatility [Member]
Class of Stock [Line Items]
Fair Value Assumption Weighted Average Volatility Rate																																																			102.00%
Minimum | Employee Stock Option [Member]
Class of Stock [Line Items]
Expected term																																																							2 years 6 months		2 years 6 months
Expected volatility (as a percent)																																																							160.87%
Risk-free interest rate (as a percent)																																																							2.45%
Minimum | Warrant [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights																																						0.95																				$ 0.95
Expected term																																																										1 year 6 months
Minimum | Warrant [Member] | Measurement Input, Risk Free Interest Rate [Member]
Class of Stock [Line Items]
Fair Value Assumption Risk Free Interest Rate																																																									1.22%
Minimum | Warrant [Member] | Measurement Input, Price Volatility [Member]
Class of Stock [Line Items]
Fair Value Assumption Weighted Average Volatility Rate																																																									169.00%
Minimum | Non Performance Options [Member]
Class of Stock [Line Items]
Expected volatility (as a percent)																																																										102.00%
Risk-free interest rate (as a percent)																																																										0.87%
Officer [Member]
Class of Stock [Line Items]
Granted (in shares)															20,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price															$ 0.95
Officer [Member] | Minimum
Class of Stock [Line Items]
Granted (in shares)															6,000
Director [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights																																						$ 6.25																				$ 6.25
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																																						7,200																				7,200
Stock Issued During Period, Shares, New Issues																																																										64,286
Stock Issued During Period, Shares, Restricted Stock Award, Gross						24,104				24,105
Stock Issued During Period, Value, Restricted Stock Award, Gross										$ 72,917
Director [Member] | Restricted Stock Units (RSUs) [Member]
Class of Stock [Line Items]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Share-based Awards Other than Options										$ 87,750
Stock Issued During Period, Shares, Restricted Stock Award, Gross						26,000				26,000
Board of Directors Chairman [Member] | Restricted Stock Units (RSUs) [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period																															26,600
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value																															$ 665,000
Board of Directors Chairman [Member] | Ernest Purcell [Member] | Restricted Stock Units (RSUs) [Member]
Class of Stock [Line Items]
StockI ssued During Period Shares Warrants Exercised						1,600
Management [Member]
Class of Stock [Line Items]
Granted (in shares)							40,000
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Common Stock, Shares, Issued																											110,000																														110,000
Redemption Price (in dollars per share)																					$ 4.385						$ 4.385																									$ 4.385			$ 4.385		$ 4.385
Preferred Stock, Dividend Rate, Percentage																																																							5.00%
Preferred Stock, Par or Stated Value Per Share																					$ 0.00001						$ 0.00001											$ 10														$ 0.00001			$ 0.00001		$ 0.00001	$ 10
Dividends, Preferred Stock, Stock																																																							$ 27,274		$ 75,206	$ 80,000
Common Stock Dividends, Shares																																																							6,220		428,783	442,372
Preferred stock unpaid dividend equivalent common stock, Shares																																																							37,919		837,617	762,252
Dividends Payable																					$ 166,274						$ 146,918											$ 133,699														$ 166,274			$ 166,274		$ 146,918	$ 133,699
Stock Issued During Period Shares Conversion Of Preferred Stock																					13,204																									36,021
Conversion of Stock, Shares Converted																					5,000																									15,000
Preferred Stock, Shares Issued																					105,000						110,000																									105,000			105,000		110,000
Preferred Stock Issue Per Share																					$ 10																															$ 10			$ 10